Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 25	$ 51
Long- term	6,203	6,920
Total	6,228	6,971	$ 7,379	$ 9,339
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	13	0
Long- term	1,968	1,750
Total	$ 1,981	$ 1,750
Short-term	6.40%	3.20%
Long-term	7.10%	4.60%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 12	$ 51
Long- term	4,235	5,170
Total	$ 4,247	$ 5,221
Short-term	4.40%	5.10%
Long-term	5.00%	5.30%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 1	$ 5
Long- term	4,348	5,511
Total	$ 4,349	$ 5,516
Effective rate	5.50%	5.70%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 9	$ 2
Long- term	990	962
Total	$ 999	$ 964
Effective rate	4.20%	3.30%
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 0	$ 0
Long- term	704	267
Total	$ 704	$ 267
Effective rate	12.00%	12.20%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 11	$ 8
Long- term	112	139
Total	$ 123	$ 147
Effective rate	7.10%	5.40%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 4	$ 36
Long- term	49	41
Total	$ 53	$ 77
Effective rate	4.50%	4.30%